RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF LIST OF RELATED PARTIES

The following is a list of related parties which the Company had transactions with during the six months ended June 30, 2026 and 2025:

	Name	Relationship
(a)	Huiyan Xie	COO of the Company/15.00% of votes of the Company
(b)	Huajian Xu	CEO of the Company/72.44% of votes of the Company

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

As of June 30, 2026 and December 31, 2025, amounts due to related parties, consisted of the following:

	December 31, 2025	Borrowed	Repaid	Exchange Rate Translation	Set-off of Debts	Disposal of Subsidiaries	June 30, 2026
Amounts due to related parties
(a) Huiyan Xie	990	1,601,738	(572,689)	96	(976,335)	-	53,800
(b) Huajian Xu	37,574	76,045	(3,532)	(262)	-	-	109,825
Total amounts due to related parties	$38,564	$1,677,783	$(576,221)	$(166)	$(976,335)	$-	$163,625